Segment and corporate information (Tables)	3 Months Ended
Mar. 31, 2021
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information

in € THOUS

	North		Asia-	Latin
	America	EMEA	Pacific	America	Total
	Segment	Segment	Segment	Segment	Segment	Corporate(1)	Total
Three months ended March 31, 2021
Revenue from health care services	2,550,966	332,461	227,813	114,679	3,225,919	7,217	3,233,136
Revenue from health care products	251,804	319,011	230,748	43,785	845,348	4,272	849,620
Revenue from contracts with customers	2,802,770	651,472	458,561	158,464	4,071,267	11,489	4,082,756
Other revenue external customers	96,059	18,134	12,625	551	127,369	—	127,369
Revenue external customers	2,898,829	669,606	471,186	159,015	4,198,636	11,489	4,210,125
Inter - segment revenue	11,175	—	56	—	11,231	(11,231)	—
Revenue	2,910,004	669,606	471,242	159,015	4,209,867	258	4,210,125
Operating income	398,503	79,890	85,296	6,640	570,329	(96,076)	474,253
Interest							(76,072)
Income before income taxes							398,181
Depreciation and amortization	(239,783)	(50,344)	(25,662)	(8,941)	(324,730)	(63,176)	(387,906)
Impairment loss	(296)	—	—	—	(296)	—	(296)
Income (loss) from equity method investees	27,391	(406)	726	45	27,756	—	27,756
Total assets	21,947,496	3,840,853	2,838,318	737,386	29,364,053	3,794,486	33,158,539
thereof investment in equity method investees	390,805	206,985	103,171	25,634	726,595	—	726,595
Additions of property, plant and equipment, intangible assets and right-of-use assets	220,534	48,576	20,790	12,744	302,644	57,625	360,269

Three months ended March 31, 2020
Revenue from health care services	2,828,946	341,107	217,840	120,588	3,508,481	7,091	3,515,572
Revenue from health care products	273,331	331,387	214,096	46,674	865,488	4,874	870,362
Revenue from contracts with customers	3,102,277	672,494	431,936	167,262	4,373,969	11,965	4,385,934
Other revenue external customers	83,946	6,252	10,958	706	101,862	—	101,862
Revenue external customers	3,186,223	678,746	442,894	167,968	4,475,831	11,965	4,487,796
Inter - segment revenue	7,175	1,313	4	121	8,613	(8,613)	—
Revenue	3,193,398	680,059	442,898	168,089	4,484,444	3,352	4,487,796
Operating income	463,411	101,054	76,809	6,857	648,131	(93,001)	555,130
Interest							(104,219)
Income before income taxes							450,911
Depreciation and amortization	(256,629)	(45,975)	(25,959)	(8,712)	(337,275)	(62,399)	(399,674)
Impairment loss	(999)	(14)	—	—	(1,013)	—	(1,013)
Income (loss) from equity method investees	21,050	(1,662)	950	71	20,409	—	20,409
Total assets	22,761,436	3,824,691	2,774,610	872,778	30,233,515	3,838,912	34,072,427
thereof investment in equity method investees	425,139	166,369	100,723	24,911	717,142	—	717,142
Additions of property, plant and equipment, intangible assets and right-of-use assets	359,866	45,173	45,290	17,167	467,496	75,785	543,281
(1)	Includes inter - segment consolidation adjustments.